Insider Trading Arrangements	12 Months Ended
Jun. 30, 2024
Trading Arrangements, by Individual
Material Terms of Trading Arrangement
Insider Trading, Hedging, and Pledging Restrictions
We have an Insider Trading Policy and Rule
10b5-1
Plan Policy that govern the purchase, sale, and other dispositions of our securities by our directors, officers, and employees, that are reasonably designed to promote compliance with insider trading laws, rules and regulations, and any listing standards applicable to us. Among other things, our Insider Trading Policy limits the timing and types of transactions in our securities by our directors and executive officers, including our NEOs. In general, the Insider Trading Policy:

•
prohibits our directors, executive officers, and all other employees from trading our securities while in possession of material, non-public
information about us, and specifies that material information is not considered public until at least two full trading days after publication pursuant to a press release, SEC filing, or other wide dissemination making it available to the general public;

•
prohibits our directors, executive officers, and certain other designated employees from trading our securities or entering into securities trading plans except during our open trading window periods (following earnings releases) and only after they have obtained pre-clearance
for such transactions or plans;

•	prohibits our directors, executive officers, and all other employees from trading in options, warrants, puts or calls or similar instruments involving our securities and “shorting” our securities; and

•
prohibits our directors, executive officers and all other employees from engaging in transactions that hedge or offset, or are designed to hedge or offset, any decrease in the market value of our securities granted as compensation or held directly or indirectly by them.

•	Prohibits our directors, executive officers, and all other employees from holding our securities in margin accounts or pledging our securities as collateral for a loan.
Our Rule
10b5-1
Plan Policy specifies the terms, conditions and procedures for the adoption, amendment, or termination by our directors, officers or employees of trading plans that are intended to satisfy the affirmative defense under SEC Rule
10b5-1(c).
This policy requires, among other things, that such trading plans for our securities must be entered into only during our open trading windows and while the individual is not in possession of material, non-public
information about us, must receive
pre-clearance,
and must satisfy the cooling off and other requirements for such plans specified in SEC rule
10b5-1(c).
Also, this policy specifies that our directors, executive officers, and certain other senior executives may engage in market transactions for our securities only through such plans.
A copy of our Insider Trading Policy and Rule
10b5-1
Plan Policy may be accessed on our website under the Governance Documents tab at
http://investors.premierinc.com/corporate-governance/default.aspx
.
Our Board oversees any purchase, sale or other disposition of our securities that we may consummate. In exercising this oversight, and determining whether to approve any such transaction proposed by our management, the Board considers (in consultation with our General Counsel), among other things, whether such transaction complies with all applicable laws and regulations, including without limitation insider trading laws, rules and regulations, and any applicable listing standards. This consideration includes, among other factors, evaluation of whether we would be in possession of any material, non-public
information about us at the time of any transaction with a third party.

Rule 10b5-1 Arrangement Adopted	true